Note 15 - Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets	2013	2012

Assets:
Cash	$1,070,196	$1,804,808
Investment in bank subsidiary	70,869,641	71,736,089
Premises and equipment, net of accumulated depreciation	318,017	343,639
Other assets, including income taxes receivable from bank subsidiary of $757,993 in 2013 and $137,993 in 2012	1,310,749	645,320

Total assets	$73,568,603	$74,529,856

Liabilities:
Accrued expenses	$47,190	$59,651
Federal income taxes payable	213,548	-
Junior subordinated deferrable interest debentures	10,300,000	10,300,000

Total liabilities	10,560,738	10,359,651

Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,663,861	14,661,664
Retained earnings	50,807,689	46,855,865
Accumulated other comprehensive income (loss)	(1,358,205)	3,697,363
Treasury stock, at cost	(4,866,037)	(4,805,244)

Total shareholders’ equity	63,007,865	64,170,205

Total liabilities and shareholders’ equity	$73,568,603	$74,529,856

Condensed Income Statement [Table Text Block]
Condensed Statements of Income	2013	2012	2011

Income – including dividends from bank subsidiary	$975,356	$800,155	$575,099
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit	(523,271)	(462,333)	(499,263)

Income before equity in undistributed net income of bank subsidiary	452,085	337,822	75,836

Equity in undistributed net income of bank subsidiaries	4,189,119	4,146,995	2,866,809

Net income	$4,641,204	$4,484,817	$2,942,645

Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows	2013	2012	2011

Cash flows from operating activities:
Net income	$4,641,204	$4,484,817	$2,942,645
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(4,189,119)	(4,146,995)	(2,866,809)
Depreciation and amortization	25,622	25,622	25,622
(Increase) decrease in other assets	(665,429)	45,914	1,008,778
Increase (decrease) in other liabilities, including accrued expenses	201,087	(24,521)	41,822

Net cash provided by operating activities	13,364	384,837	1,152,058

Cash flows from financing activities:
Purchase treasury stock	72,200	-	-
Proceeds from sale of treasury shares	13,604	10,657	12,659
Cash dividends paid	(689,380)	(172,315)	-

Net cash (used in) provided by financing activities	(747,976)	(161,658)	12,659

Net increase (decrease) in cash	(734,612)	223,179	1,164,717

Cash at beginning of the year	1,804,808	1,581,629	416,912

Cash at end of the year	$1,070,196	$1,804,808	$1,581,629